Summary of Significant Accounting Policies - Schedule of Class a Common Stock Effects are Anti-Dilutive (Details) - Class A Common Stock [Member] - Common Stock [Member] - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Class a Common Stock Effects are Anti-Dilutive [Abstract]
Convertible debt and liabilities		503,549	263,016
Options		953,892	932,592
Warrants		8,056,087	8,156,087
Total	12,000	9,513,528	9,351,695